Supplementary Information, Costs incurred in oil and gas property acquisition, exploration and development activities (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil [Member]
Properties acquisitions:
Proved	$ 0	$ 0	$ 0
Unproved	43,868	9	42
Exploration costs	4,180	3,616	3,568
Development costs	14,546	13,524	11,633
Cost incurred, total	62,594	17,149	15,243
South America [Member]
Properties acquisitions:
Proved	19	24	226
Unproved	0	0	27
Exploration costs	187	199	145
Development costs	428	319	557
Cost incurred, total	634	542	955
North America [Member]
Properties acquisitions:
Proved	0	0	0
Unproved	0	0	254
Exploration costs	53	64	217
Development costs	812	571	288
Cost incurred, total	865	635	759
Africa [Member]
Properties acquisitions:
Proved	(67)	65	23
Unproved	33	2	18
Exploration costs	91	96	1
Development costs	193	307	549
Cost incurred, total	250	470	591
Others [Member]
Properties acquisitions:
Proved	0	0	0
Unproved	0	0	5
Exploration costs	833	157	2
Development costs	0	0	194
Cost incurred, total	833	157	201
International [Member]
Properties acquisitions:
Proved	(48)	89	249
Unproved	33	2	304
Exploration costs	1,164	516	365
Development costs	1,433	1,197	1,588
Cost incurred, total	2,582	1,804	2,506
Total [Member]
Properties acquisitions:
Proved	(48)	89	249
Unproved	43,901	11	346
Exploration costs	5,344	4,132	3,933
Development costs	15,979	14,721	13,221
Cost incurred, total	65,176	18,953	17,749
Total [Member]
Properties acquisitions:
Proved	4	5	0
Unproved	0	0	0
Exploration costs	1	0	0
Development costs	31	83	0
Cost incurred, total	$ 36	$ 83	$ 71